Summary of Significant Accounting Policies - Net Loss per Share Attributable to Common Stockholders (Details) - Humacyte, Inc. - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Series A redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	70,152,805	70,152,805	70,152,805	70,152,805
Series B redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	91,919,158	91,919,158	91,919,158	91,919,158
Series C redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	42,808,208	42,808,208	42,808,208	42,808,208
Series D redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	60,216,780	60,216,780	60,216,780	60,216,780
Exercise of options under stock plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	24,831,266	17,218,438	18,330,574	19,880,073